Commitments and Contingencies (Details Textual) (Three Executives [Member], Israel Growth Partners Acquisition Corp [Member], USD $)	12 Months Ended
Dec. 31, 2013
Three Executives [Member] | Israel Growth Partners Acquisition Corp [Member]
Schedule Of Commitments and Contingencies [Line Items]
Compensation	$ 694,000
Contract Termination Claims, Description	The agreements were rescinded and terminated effective January 1, 2012